Borrowings - Disclosure of Detailed Information About Borrowings (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Schedule Of Fair Value Measurement Of Assets And Liabilities [Text Block]
Bank loans	$ 14,500	$ 17,900
Debt issuance costs in relation to bank loan	(7)
Other loan		1,315
Amounts due in less than one year	14,493	19,215
Convertible notes	3,002	19,698
Amounts due after more than one year	3,002	19,698
Borrowings	$ 17,495	$ 38,913